SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

17) SUPPLEMENTAL CASH FLOW INFORMATION

a) Changes in Non‑Cash Operating Working Capital

($ thousands)	December 31, 2018	December 31, 2017	December 31, 2016
Accounts receivable	$(45,385)	$(66,860)	$16,982
Other current assets	(3,026)	(154)	2,154
Accounts payable	44,952	31,982	(4,061)
	$(3,459)	$(35,032)	$15,075

b) Changes in Other Non-Cash Working Capital

($ thousands)	December 31, 2018	December 31, 2017	December 31, 2016
Non-cash financing activities(1)	$(26)	$16	$(3,791)
Non-cash investing activities(2)	$(3,753)	$1,523	$(49,472)
(1)	Relates to changes in dividends payable and included in dividends on the Consolidated Statements of Cash Flows.
(2)	Relates to changes in accounts payable for capital and office expenditures and included in capital and office expenditures on the Consolidated Statements of Cash Flows.

c) Other

($ thousands)	December 31, 2018	December 31, 2017	December 31, 2016
Income taxes paid/(received)	$(481)	$2,640	$(21,244)
Interest paid	$36,161	$38,149	$48,545